Statements of Stockholders' (Deficiency) Equity (CAD)	Common Stock	Contributed Surplus	Deficit Accumulated During the Exploration Stage	Total
Beginning balance, amount at Apr. 01, 2004	0	0	0	0
Beginning balance, shares at Apr. 01, 2004	0
Common stock issued, shares	415,603
Common stock issued, amount	133,030			133,030
Rounding due to reverse stock split	32
Net loss			(5,880)	(5,880)
Ending balance, amount at Dec. 31, 2004	133,030		(5,880)	127,150
Ending balance, shares at Dec. 31, 2004	415,635
Net loss			(57,123)	(57,123)
Ending balance, amount at Dec. 31, 2005	133,030		(63,003)	70,027
Ending balance, shares at Dec. 31, 2005	415,635
Net loss			(38,649)	(38,649)
Ending balance, amount at Dec. 31, 2006	133,030		(101,652)	31,378
Beginning balance, shares at Dec. 31, 2006	415,635
Exercise of stock options, shares	30,000
Exercise of stock options, amount	4,162,560	(3,811,800)		350,760
Stock-based compensation		3,876,878		3,876,878
Net loss			(3,950,269)	(3,950,269)
Ending balance, amount at Dec. 31, 2007	4,295,590	65,078	(4,051,921)	308,747
Ending balance, shares at Dec. 31, 2007	445,635
Common stock issued, shares	1,124
Common stock issued, amount	101,365			101,365
Stock-based compensation		1,360,248		1,360,248
Net loss			(1,433,874)	(1,433,874)
Ending balance, amount at Dec. 31, 2008	4,396,955	1,425,326	(5,485,795)	336,486
Ending balance, shares at Dec. 31, 2008	446,759
Stock-based compensation		1,310,504		1,310,504
Net loss			(1,348,653)	(1,348,653)
Ending balance, amount at Dec. 31, 2009	4,396,955	2,735,830	(6,834,448)	298,337
Beginning balance, shares at Dec. 31, 2009	446,759
Common stock issued, shares	15,000
Warrants exercised, shares	6,000
Warrants exercised, amount	60,000			60,000
Stock-based compensation		880,312		880,312
Net loss			(940,265)	(940,265)
Ending balance, amount at Dec. 31, 2010	4,456,955	3,616,142	(7,774,713)	298,384
Ending balance, shares at Dec. 31, 2010	467,759
Cancellation of common stock	(15,000)
Stock-based compensation		622,364		622,364
Cumulative adjustment for transition from Canadian GAAP to U.S. GAAP		(31,151)	31,151
Net loss			(793,120)	(793,120)
Ending balance, amount at Dec. 31, 2011	4,456,955	4,207,355	(8,536,682)	127,628
Ending balance, shares at Dec. 31, 2011	452,759
Common stock issued, shares	36,000,000
Common stock issued, amount	35,633			35,633
Rounding due to reverse stock split	35
Exercise of stock options, shares	20,000
Exercise of stock options, amount	2,000			2,000
Issuance of common stock for property option, shares	50,000,000
Issuance of common stock for property option, amount	51,485			51,485
Net loss			(310,247)	(310,247)
Ending balance, amount at Dec. 31, 2012	4,546,073	4,207,355	(8,846,929)	(93,501)
Ending balance, shares at Dec. 31, 2012	86,472,794